Stockholders' Equity	12 Months Ended
Sep. 30, 2015
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier 1, Tier 1 and Total capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2015 and 2014, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
As of September 30, 2015	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,658,985	18.81%	$637,788	4.50%	NA	NA
The Bank	1,652,569	18.73	637,810	4.50	$921,281	6.50%
Tier 1 risk-based capital ratio:
The Company	1,658,985	18.81	529,051	6.00	NA	NA
The Bank	1,652,569	18.73	529,360	6.00	705,814	8.00
Total risk-based capital ratio:
The Company	1,769,587	20.07	705,402	8.00	NA	NA
The Bank	1,763,171	19.98	705,814	8.00	882,267	10.00
Tier 1 leverage ratio:
The Company	1,658,985	11.71	566,923	4.00	NA	NA
The Bank	1,652,569	11.66	566,942	4.00	708,678	5.00

As of September 30, 2014
Tier 1 risk-based capital ratio:
The Company	$1,648,199	22.71%	$290,335	4.00%	NA	NA
The Bank	1,658,704	22.85	290,386	4.00	$435,579	6.00%
Total risk-based capital ratio:
The Company	1,739,658	23.97	580,671	8.00	NA	NA
The Bank	1,750,179	24.11	580,772	8.00	725,965	10.00
Tier 1 leverage ratio:
The Company	1,648,199	11.39	578,804	4.00	NA	NA
The Bank	1,658,704	11.46	578,816	4.00	723,520	5.00

At periodic intervals, the Federal Reserve, the OCC and the FDIC routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent examination which concluded in July, 2015.

The federal banking agencies released new regulatory capital rules which became effective on January 1, 2015. These new rules raised the minimum capital ratios and established new criteria for regulatory capital. Minimum capital ratios for four measures are now established for capital adequacy purposes as indicated in the table above. The Common Equity Tier 1 capital ratio is new; it recognizes common equity as the highest form of capital. The denominator for all except the leverage ratio is risk weighted assets. The new rules also set forth a "capital conversation buffer" of up to 2.5%. In the event that a bank's capital levels fall below the minimum ratios plus these buffers, restrictions can be placed on the bank by its regulators. These restrictions include reducing dividend payments, share-backs and staff bonus payments. The purpose of these buffers is to require banks to build up capital outside of periods of stress that can be drawn down during periods of stress. As a result, even during periods where losses are incurred, the minimum capital ratios can still be met. The new capital rules detail a phase-in period for the new minimum ratios and the capital buffers before the full minimum ratios take effect in 2019. The Company has calculated its capital ratios using the new rules since March 31, 2015. This did not have a material impact on its consolidated financial statements. There are also new standards for Adequate and Well Capitalized criteria that are used for "Prompt Corrective Action" purposes. To remain categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1 risk-based, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the above table. These rules are further described in the 10-K report under "Washington Federal, National Association (Bank) - Regulatory Capital Requirements". Both the Company and the Bank have more than enough capital to readily meet these new guidelines.

The Company paid its 131st consecutive quarterly cash dividend on November 20, 2015 to common stockholders of record on November 6, 2015. The Company and the Bank are subject to restrictions on paying dividends that are further described in the 10-K report under "The Company - Restrictions on Company Dividends" and "Washington Federal, National Association (Bank) - Restrictions on Dividends".

The Company has an ongoing stock repurchase program. 5,841,204 shares were repurchased during 2015 at a weighted average price of $21.70. In 2014, 4,830,400 shares were repurchased during the year at a weighted average price of $21.59. As of September 30, 2015, Management had authorization from the Board of Directors to repurchase up to 4,201,230 additional shares.

In connection with the 2008 Troubled Asset Relief Program ("TARP") the Company issued 1,707,456 warrants to purchase common stock at an exercise price of $17.57. As of September 30, 2015, 1,700,856 warrants remained outstanding with an expiration date of November 14, 2018. The warrants have been included in the calculation of diluted shares outstanding using the treasury stock method.
The following table sets forth information regarding earnings per share calculations:

Year ended September 30,	2015	2014	2013
Weighted average shares outstanding	95,644,639	101,154,030	104,684,812
Weighted average dilutive warrants	340,016	352,171	100,211
Weighted average dilutive options	69,304	84,150	52,447
Weighted average diluted shares	96,053,959	101,590,351	104,837,470

Net income (In thousands)	$160,316	$157,364	$151,505
Basic EPS	$1.68	$1.56	$1.45
Diluted EPS	1.67	1.55	1.45